LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Maturity Analysis of Undiscounted Defined Benefits) (Details) ₪ in Millions	Dec. 31, 2021 ILS (₪)
Disclosure of defined benefit plans [line items]
Expected maturity	₪ 175
2022 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	25
2022 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	19
2024 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	16
2025 and 2026 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	19
2027 and thereafter [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	₪ 96